Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, pledged as security	$ 41,000
Contractual commitments for future capital expenditures	0	$ 0
Depreciation expense	3,394	442
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	841
Cost Of Goods Sold [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,009	$ 155